Lease Liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Lease Liabilities [Abstract]
Schedule of Operating Lease	The Company has non-cancellable agreements to lease our equipment to tenant under operating lease for 1 to 3 years. The leases do not contain contingent payments. At September 30, 2023, the minimum future rental income to be received is as follows:
As of September 30,	RMB
2024	402
2025	201
Total	603

Schedule of Lease Expense	The components of the Company’s lease expense are as follows:
	Six months ended September 30,
	2022	2023
	RMB	RMB

Operating lease cost	1,758	1,593
Short-term lease cost	-	-
Lease cost	1,758	1,593

Schedule of Cash Flow Supplemental Disclosures	Supplemental cash flow information related to its operating leases was as follows for the six months ended September 30, 2022 and 2023:
	Six months ended September 30,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflow from operating leases	2,226	2,287

Schedule of Operating Lease	Maturities of its lease liabilities for all operating leases are as follows as of September 30, 2023:
	RMB	USD
2024	4,575	637
2025	4,575	637
2026 and after	5,069	706
Total lease payments	14,219	1,980
Less: Interest	(1,475)	(205)
Present value of lease liabilities	12,744	1,775
Less current portion, record in current liabilities	(3,803)	(530)
Present value of lease liabilities	8,941	1,245

Schedule of Weighted Average Remaining Lease Terms and Discount Rates for all Operating Leases	The weighted average remaining lease terms and discount rates for all of its operating leases were as follows as of March 31, 2023 and September 30, 2023:
	As of March 31,	As of September 30,
	2023	2023
	RMB	RMB
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.61	3.11
Weighted average discount rate	7.00%	7.00%